ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2023
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

1.	ORGANIZATION AND BASIS OF PRESENTATION

Kingsoft Cloud Holdings Limited (the “Company”) is a limited liability company incorporated in the Cayman Islands on January 3, 2012. The Company, its subsidiaries, its variable interest entities, and subsidiaries of its variable interest entities are hereinafter collectively referred to as the “Group”. The Group is principally engaged in the provision of cloud services. The Company does not conduct any substantive operations on its own but instead conducts its primary business operations through its subsidiaries, the variable interest entities, and subsidiaries of its variable interest entities, which are located in mainland China, Hong Kong (“HK”), Japan and the United States (the “U.S.”).

The Company’s principal subsidiaries, variable interest entities, and subsidiaries of its variable interest entities, are as follows:

Percentage of equity
	Place of	Issued	Date of	interest
	establishment	ordinary/registered	establishment/	attributable to
Name	and operations	share capital	acquisition	the Company		Principal activities
				Direct (%)	Indirect (%)
Subsidiaries:
Kingsoft Cloud Corporation Limited	HK	HK$2 million	February 1, 2012	100	—	Cloud services
Beijing Kingsoft Cloud Technology Co., Ltd. (“Beijing Kingsoft Cloud”) *	Mainland China	RMB910,000	April 9, 2012	—	100	Research and development
Beijing Yunxiang Zhisheng Technology Co., Ltd. (“Yunxiang Zhisheng”) *	Mainland China	RMB1,390,000	December 15, 2015	—	100	Research and development
Camelot Technology Co., Ltd. (“Camelot Technology”) **	Mainland China	RMB250,000	September 3, 2021	—	92.23	Enterprise digital solutions and related services
Hainan Yangpu Kingsoft Cloud Information Technology Co., Ltd. **	Mainland China	RMB2,844,252	August 4, 2022	—	100	Cloud services
Variable interest entities:
Zhuhai Kingsoft Cloud Technology Co., Ltd. (“Zhuhai Kingsoft Cloud”) **	Mainland China	RMB11,080	November 9, 2012	Nil	—	Investment holding
Kingsoft Cloud (Beijing) Information Technology Co., Ltd. (“Kingsoft Cloud Information”) **	Mainland China	RMB10,000	April 13, 2018	Nil	—	Investment holding
Variable interest entities’ subsidiaries:
Beijing Kingsoft Cloud Network Technology Co., Ltd. (“Beijing Kingsoft Cloud Network Technology”) **	Mainland China	RMB200,000	November 9, 2012	—	Nil	Cloud services
Beijing Jinxun Ruibo Network Technology Co., Ltd. (“Beijing Jinxun Ruibo”) **	Mainland China	RMB10,000	December 17, 2015	—	Nil	Cloud services
Nanjing Qianyi Shixun Information Technology Co., Ltd. **	Mainland China	RMB15,000	March 31, 2016	—	Nil	Cloud services
Wuhan Kingsoft Cloud Information Technology Co., Ltd. **	Mainland China	RMB100,000	December 26, 2017	—	Nil	Cloud services
Kingsoft Cloud (Tianjin) Technology Development Co., Ltd. **	Mainland China	RMB100,000	May 30, 2019	—	Nil	Cloud services
Qingyang Kingsoft Cloud Data Information Technology Co., Ltd.**	Mainland China	RMB20,000	March 9, 2021	—	Nil	Cloud services
*	These companies are registered as wholly foreign-owned enterprises and limited liability enterprises under the law of mainland China.
**	These companies are registered as limited liability enterprises under the law of mainland China.

1.	ORGANIZATION AND BASIS OF PRESENTATION (Continued)

To comply with laws and regulations of mainland China which prohibit foreign control of companies that engage in value-added telecommunication services, the Group primarily conducts its business in mainland China through its variable interest entities, Zhuhai Kingsoft Cloud and Kingsoft Cloud Information, and subsidiaries of its variable interest entities (collectively, the “VIEs”). The equity interests of the VIEs are legally held by mainland China shareholders (the “Nominee Shareholders”). Despite the lack of technical majority ownership, the Company through WFOE has effective control of the VIEs through a series of contractual arrangements (the “Contractual Agreements”). Through the Contractual Agreements, the Nominee Shareholders effectively assigned all of their voting rights underlying their equity interests in the VIEs to the Company and therefore, the Company has the power to direct the activities of the VIEs that most significantly impact its economic performance. The Company also has the ability and obligation to absorb substantially all of the profits and all the expected losses of the VIEs that potentially could be significant to the VIEs. Therefore, the Company is the primary beneficiary of the VIEs. Based on the above, the Company consolidates the VIEs in accordance with SEC Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) 810, Consolidation (“ASC 810”).

The following is a summary of the Contractual Agreements:

Shareholder Voting Right Trust Agreements

Pursuant to the shareholder voting right trust agreements signed amongst Beijing Kingsoft Cloud, Zhuhai Kingsoft Cloud and its Nominee Shareholders, each Nominee Shareholder irrevocably authorizes the person designated by Beijing Kingsoft Cloud to act as his, her or its attorney-in-fact (“AIF”) to exercise on such Nominee Shareholder’s behalf any and all rights that such shareholder has in respect of his, her or its equity interests in Zhuhai Kingsoft Cloud. Beijing Kingsoft Cloud has the right to replace the authorized AIF at any time upon written notice without consent from the other parties. The rights as a shareholder of Zhuhai Kingsoft Cloud, including, but not limited to, the right to attend shareholders’ meetings, vote on any resolution that requires a shareholder vote, such as the appointment of executive directors and senior management. The shareholder voting right trust agreements are valid as long as the Nominee Shareholders remain the shareholders of the VIEs. Zhuhai Kingsoft Cloud and its Nominee Shareholders have no right to unilaterally terminate the agreement.

The terms of the shareholder voting right trust agreements signed amongst Yunxiang Zhisheng, Kingsoft Cloud Information and its Nominee Shareholders are the same as the terms described above.

Loan Agreements

Beijing Kingsoft Cloud has granted interest-free loans with an aggregate amount of RMB279 to one shareholder of Zhuhai Kingsoft Cloud. The loan was solely for the purposes of capital injection of Zhuhai Kingsoft Cloud. The loans are only repayable by the shareholder through a transfer of her equity interests in Zhuhai Kingsoft Cloud to Beijing Kingsoft Cloud or its designated person(s).

The terms of the loan agreement signed between Yunxiang Zhisheng and all Nominee Shareholders of Kingsoft Cloud Information are the same as the terms described above, except that the total amount of loans extended to all Nominee Shareholders of Kingsoft Cloud Information is RMB10,000.

1.	ORGANIZATION AND BASIS OF PRESENTATION (Continued)

Exclusive Purchase Option Agreements

Pursuant to the exclusive purchase option agreement amongst Beijing Kingsoft Cloud, Zhuhai Kingsoft Cloud and its Nominee Shareholders, Beijing Kingsoft Cloud has an exclusive irrevocable option to purchase, all or part of the equity interests in Zhuhai Kingsoft Cloud, when and to the extent permitted under laws of mainland China. The purchase price of the equity interests in Zhuhai Kingsoft Cloud shall be equal to the minimum amount of consideration permitted by applicable laws of mainland China or either RMB0.001 or the loan amount, whichever is higher. Without the prior consent of the WFOE, the VIEs and the Nominee Shareholders shall not: (i) amend the articles of association, (ii) increase or decrease the registered capital, (iii) sell or otherwise dispose of their assets or beneficial interest, (iv) create or allow any encumbrance on their assets or other beneficial interests, (v) extend any loans to third parties, (vi) enter into any material contracts (except those contracts entered into in the ordinary course of business), (vii) merge with or acquire any other persons or make any investments, or (viii) distribute dividends to their shareholders. Any proceeds received by the Nominee Shareholders from the exercise of the option, distribution of profits or dividends, shall be remitted to the WFOE or their designated person(s), to the extent permitted under laws of mainland China. In addition, the Nominee Shareholders granted Beijing Kingsoft Cloud an exclusive right to designate one or more persons to purchase all or part of the equity interests in Zhuhai Kingsoft Cloud. The exclusive purchase option agreement will terminate when the Nominee Shareholders transfer all of their equity interests in Zhuhai Kingsoft Cloud to Beijing Kingsoft Cloud or its designated person(s).

The terms of the exclusive purchase option agreement signed amongst Yunxiang Zhisheng, Kingsoft Cloud Information and its Nominee Shareholders are the same as the terms described above.

Exclusive Consultation and Technical Services Agreements

Pursuant to the exclusive consultation and technical services agreement between Beijing Kingsoft Cloud and Zhuhai Kingsoft Cloud, Beijing Kingsoft Cloud has the sole and exclusive right to provide Zhuhai Kingsoft Cloud consulting services and technical services. Without the prior written consent of Beijing Kingsoft Cloud, Zhuhai Kingsoft Cloud may not directly or indirectly accept any services subject to the exclusive consultation and technical services agreement from any third party, while Beijing Kingsoft Cloud has the right to designate any party to provide such services. Zhuhai Kingsoft Cloud will pay Beijing Kingsoft Cloud a service fee periodically which is adjustable at the sole discretion of Beijing Kingsoft Cloud. The exclusive consultation and technical services agreements will remain effective unless terminated by the WFOE at its sole discretion.

The terms of the exclusive consultation and technical services agreement signed between Yunxiang Zhisheng and Kingsoft Cloud Information are the same as the terms described above, except that the agreement will continuously remain effective unless both parties agree to terminate the agreement.

1.	ORGANIZATION AND BASIS OF PRESENTATION (Continued)

Equity Pledge Agreements

Pursuant to the equity pledge agreement amongst Beijing Kingsoft Cloud, Zhuhai Kingsoft Cloud and its Nominee Shareholders, the Nominee Shareholders have pledged all of their equity interests in Zhuhai Kingsoft Cloud to Beijing Kingsoft Cloud to guarantee performance of their obligations under the Contractual Agreements described above. During the term of the equity pledge agreement, Beijing Kingsoft Cloud has the right to receive all of Zhuhai Kingsoft Cloud’s dividends and profits distributed on the pledged equity. In the event of a breach by Zhuhai Kingsoft Cloud or any of its Nominee Shareholders of the contractual obligations under the equity pledge agreement, Beijing Kingsoft Cloud, as pledgee, will have the right to dispose of the pledged equity interests in Zhuhai Kingsoft Cloud and will have priority in receiving the proceeds from such disposal. Zhuhai Kingsoft Cloud and its Nominee Shareholders undertake that, without the prior written consent of Beijing Kingsoft Cloud, they will not transfer, or create or allow any encumbrance on the pledged equity interests. The equity pledge agreements will be in effect permanently until Zhuhai Kingsoft Cloud and its Nominee Shareholders have fulfilled all the obligations under the Contractual Agreements.

The terms of the equity pledge agreement signed amongst Yunxiang Zhisheng, Kingsoft Cloud Information and its Nominee Shareholders are the same as the terms described above.

Financial Support Undertaking Letter

Pursuant to the financial support undertaking letter, the Company is obligated and hereby undertakes to provide unlimited financial support to the VIEs, to the extent permissible under the applicable laws and regulations of mainland China, whether or not any such operational loss is actually incurred. The Company will not request repayment of the loans or borrowings if the VIEs or their Nominee Shareholders do not have sufficient funds or are unable to repay.

Resolutions of all Shareholders and resolution of the Board of Directors of the Company

The Shareholders and the Company’s Board of Directors resolved that the rights under the Shareholder Voting Right Trust Agreements and the Exclusive Purchase Option Agreements were assigned to the Board of Directors of the Company or any officer authorized by the Board of Directors.

In the opinion of the Company’s legal counsel, (i) the ownership structure relating to the VIEs complies with current laws and regulations of mainland China; (ii) the Contractual Agreements with the VIEs and the Nominee Shareholders are valid, binding and enforceable on all parties to these Contractual Agreements and do not violate current laws or regulations of mainland China; and (iii) the resolutions are valid in accordance with the articles of association of the Company and Cayman Islands Law.

1.	ORGANIZATION AND BASIS OF PRESENTATION (Continued)

However, uncertainties in mainland China legal system could cause the relevant regulatory authorities to find the current Contractual Agreements and businesses to be in violation of any existing or future laws or regulations of mainland China and could limit the Company’s ability to enforce its rights under these contractual arrangements. Furthermore, the Nominee Shareholders of the VIEs may have interests that are different from those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the Contractual Agreements with the VIEs. In addition, if the Nominee Shareholders will not remain the shareholders of the VIEs, breach, or cause the VIEs to breach, or refuse to renew the existing Contractual Arrangements the Company has with them and the VIEs, the Company may not be able to effectively control the VIEs and receive economic benefits from them, which may result in deconsolidation of the VIEs.

In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future laws or regulations of mainland China, the Company may be subject to penalties, including but not be limited to, revocation of business and operating licenses, discontinuing or restricting business operations, restricting the Company’s right to collect revenues, temporary or permanent blocking of the Company’s internet platforms, restructuring of the Company’s operations, imposition of additional conditions or requirements with which the Company may not be able to comply, or other regulatory or enforcement actions against the Company that could be harmful to its business. The imposition of any of these or other penalties could have a material adverse effect on the Company’s ability to conduct its business.

1.	ORGANIZATION AND BASIS OF PRESENTATION (Continued)

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and VIEs’ subsidiaries included in the Company’s consolidated balance sheets, consolidated statements of comprehensive loss and consolidated statements of cash flows:

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	1,231,226	900,262	126,799
Restricted cash	107,840	89,981	12,674
Accounts receivable, net of allowance for credit losses of RMB32,413 and RMB20,606 (US$2,902) as of December 31, 2022 and 2023, respectively	2,032,260	1,127,936	158,866
Prepayments and other assets	927,040	1,067,695	150,382
Amounts due from related parties	216,346	182,484	25,702
Amounts due from subsidiaries of the Group	2,538,670	1,292,182	182,000
Total current assets	7,053,382	4,660,540	656,423
Non-current assets:
Property and equipment, net	1,978,937	2,053,109	289,174
Intangible assets, net	83,393	61,604	8,677
Prepayments and other assets	20,257	870,630	122,626
Goodwill	48,814	48,815	6,875
Equity investments	179,697	166,114	23,397
Amounts due from related parties	4,712	56,036	7,893
Operating lease right-of-use assets	147,719	125,804	17,719
Total non-current assets	2,463,529	3,382,112	476,361
Total assets	9,516,911	8,042,652	1,132,784
Current liabilities:
Accounts payable	2,113,674	1,646,804	231,947
Accrued expenses and other liabilities	644,858	1,003,831	141,387
Short-term bank loans	885,500	1,110,896	156,466
Amounts due to related parties	388,308	902,154	127,066
Current operating lease liabilities	87,142	63,830	8,990
Amounts due to subsidiaries of the Group	3,854,844	4,157,542	585,578
Total current liabilities	7,974,326	8,885,057	1,251,434
Non-current liabilities:
Long-term bank loan	—	100,000	14,085
Other liabilities	284,971	415,367	58,503
Non-current operating lease liabilities	90,138	64,466	9,080
Amounts due to related parties	413,464	40,069	5,644
Amounts due to subsidiaries of the Group	7,206,545	7,023,253	989,204
Total non-current liabilities	7,995,118	7,643,155	1,076,516
Total liabilities	15,969,444	16,528,212	2,327,950

1.	ORGANIZATION AND BASIS OF PRESENTATION (Continued)

	For the year ended December 31
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Revenues	7,972,143	5,571,837	4,599,721	647,857
Net loss	(1,556,904)	(2,211,057)	(2,110,022)	(297,190)
Net cash used in operating activities	(958,748)	(144,977)	(286,575)	(40,363)
Net cash used in investing activities	(843,586)	(1,167,374)	(1,833,636)	(258,262)
Net cash generated from financing activities	2,612,563	567,592	1,809,799	254,905

The carrying amounts of the assets, liabilities and the results of operations of the VIEs and their subsidiaries are presented in aggregate due to the similarity of the purpose and design of the VIEs and their subsidiaries, the nature of the assets in these VIEs and their subsidiaries and the type of the involvement of the Company in these VIEs and their subsidiaries.

The revenue-producing assets that are held by the VIEs and their subsidiaries comprise mainly electronic equipment, and data center machinery and equipment. The VIEs and their subsidiaries contributed an aggregate of 88.0%, 68.1% and 65.3% of the Group’s consolidated revenue for the years ended December 31, 2021, 2022 and 2023, respectively, after elimination of inter-entity transactions.

As of December 31, 2022 and 2023, except for RMB585,005 and RMB421,901 (US$59,424) of VIEs’ subsidiaries’ electronic equipment that was secured for the loans borrowed from Xiaomi Group (Note 13 and Note 19), and RMB14,695 and RMB23,091 (US$3,252) of a VIE’s subsidiary’s restricted cash that was secured for certain payables to suppliers and to guarantee certain revenue contracts, respectively, there was no other pledge or collateralization of the VIEs and VIEs’ subsidiaries’ assets that can only be used to settle obligations of the VIEs and VIEs’ subsidiaries. Other than the amounts due to subsidiaries of the Group (which are eliminated upon consolidation), all remaining liabilities of the VIEs and VIEs’ subsidiaries are without recourse to the Company.